LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 12,938	$ 10,367
Other current liabilities	3,531	2,725
Operating lease liabilities	9,333	7,562
Total operating lease liabilities	$ 12,864	$ 10,287